JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNTS H, Q, R, T, W, X

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT A

Supplement dated October 26, 2017 to PROSPECTUSES dated May 1, 2017

Changes to Variable Investment Options

This Supplement applies to VENTURE® 4 VARIABLE ANNUITY, VENTURE® 7 SERIES VARIABLE ANNUITY, VENTURE® 4 SERIES VARIABLE ANNUITY, VENTURE® FRONTIER VARIABLE ANNUITY, VENTURE® OPPORTUNITY A-SERIES VARIABLE ANNUITY, VENTURE® OPPORTUNITY O-SERIES VARIABLE ANNUITY, ACCOMMODATOR VARIABLE ANNUITY, INDEPENDENCE PREFERRED VARIABLE ANNUITY, INDEPENDENCE 2000 VARIABLE ANNUITY, INDEPENDENCE VARIABLE ANNUITY, PATRIOT VARIABLE ANNUITY, DECLARATION VARIABLE ANNUITY, REVOLUTION ACCESS VARIABLE ANNUITY, REVOLUTION EXTRA VARIABLE ANNUITY and REVOLUTION VALUE VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the “Contracts”). It supplements the prospectus dated May 1, 2017 for the Contract you purchased (the “Annuity Prospectus”).

You should read this Supplement together with the Annuity Prospectus and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus please contact our Annuities Service Center at 1-800-344-1029, or in New York State at 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com.

Purpose of this Supplement

This Supplement announces a change to the Contracts’ Variable Investment Options to reflect the mergers of the John Hancock Variable Insurance Trust (“JHVIT”) Core Strategy Trust into the JHVIT Lifestyle Growth PS Series, and the JHVIT Value Trust into the JHVIT Mid Cap Index Trust. This Supplement also announces changes to the Contracts’ Variable Investment Options to reflect name changes to a number of JHVIT funds. (Note: your Contract may offer all, some or none of the funds listed below.) .

Portfolio Mergers

Effective at the close of business on October 27, 2017, the following “Acquired Portfolios” will merge into the respective “Acquiring Portfolios” (Note: your Contract may have both, either or neither of the funds listed):

Acquired Portfolio	Acquiring Portfolio
JHVIT Core Strategy Trust	JHVIT Lifestyle Growth PS Series
JHVIT Value Trust	JHVIT Mid Cap Index Trust

As a result, after October 27, 2017, the Variable Investment Option corresponding to Lifestyle Growth PS Series replaces the Variable Investment Option corresponding to Core Strategy Trust, and the Variable Investment Option corresponding to Mid Cap Index Trust replaces the Variable Investment Option corresponding to Value Trust. You no longer will be able to allocate Contract Value or any Purchase Payments to the Core Strategy Investment Option or to the Value Investment Option. Any Contract Value allocated to the Core Strategy Investment Option will be allocated to the Lifestyle Growth PS Series Investment Option, and any Contract Value allocated to the Value Investment Option will be allocated to the Mid Cap Index Investment Option.

Accordingly, any references in the Annuity Prospectus to the “Core Strategy” Trust or Investment Option are replaced with the “Lifestyle Growth PS Series” Trust or Investment Option, respectively, except for the reference to the “Core Strategy” Trust in Appendix U: “Tables of Accumulation Unit Values,” which is historical in nature. Any references in the Annuity Prospectus to the “Value” Trust or Investment Option are replaced with the “Mid Cap Index” Trust or Investment Option, respectively, except for the reference to the “Value” Trust in Appendix U: “Tables of Accumulation Unit Values,” which is historical in nature.

Portfolio Name Changes

Effective at the close of business on October 27, 2017, the names of the following funds are changing as set forth below:

Current Name	New Name
JHVIT 500 Index Trust B	JHVIT 500 Index Trust
JHVIT International Equity Index Trust B	JHVIT International Equity Index Trust
JHVIT Total Bond Market Trust B	JHVIT Total Bond Market Trust
JHVIT Lifestyle Aggressive PS Series	JHVIT Lifestyle Aggressive Portfolio
JHVIT Lifestyle Growth PS Series	JHVIT Lifestyle Growth Portfolio
JHVIT Lifestyle Balanced PS Series	JHVIT Lifestyle Balanced Portfolio
JHVIT Lifestyle Moderate PS Series	JHVIT Lifestyle Moderate Portfolio
JHVIT Lifestyle Conservative PS Series	JHVIT Lifestyle Conservative Portfolio
JHVIT Lifestyle Aggressive MVP	JHVIT Managed Volatility Aggressive Portfolio
JHVIT Lifestyle Growth MVP	JHVIT Managed Volatility Growth Portfolio
JHVIT Lifestyle Balanced MVP	JHVIT Managed Volatility Balanced Portfolio
JHVIT Lifestyle Moderate MVP	JHVIT Managed Volatility Moderate Portfolio
JHVIT Lifestyle Conservative MVP	JHVIT Managed Volatility Conservative Portfolio

Accordingly, we replace all references in the Annuity Prospectus to the Portfolios listed under “Current Name” above with the corresponding Portfolio listed under “New Name.” We also replace all references to Investment Options for the Portfolios listed under “Current Name” above with the corresponding Investment Options for the Portfolios listed under “New Name.”

You should retain this Supplement for future reference.

Supplement dated October 26, 2017

10/17:VAPS51	333-172473	333-172474
	333-172476	333-172475
	333-176427	333-176428
	333-176431	333-176430
	333-169795	333-169797
	333-164134	333-164142
	333-164135	333-164143
	333-164136	333-164144
	333-164137	333-164145
	333-164138	333-164146
	333-164139	333-164147
	333-164140	333-164148
	333-164141	333-162244
333-162245